Offsets	Mar. 18, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Thomson Reuters Corporation, TR Finance LLC
Form or Filing Type	F-10
File Number	333-279991
Initial Filing Date	Jun. 06, 2024
Fee Offset Claimed	$ 442,800
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,000,000,000
Offset Note
(1)
The Registrants previously filed a registration statement on Form
F-10
and
F-3
(File Nos.
333-279991,
333-280007,
3
33-
280007-01,
333-280007-02
and
333-280007-03)
(the “Prior Registration Statement”), initially filed on June 6, 2024, amended on June 18, 2024 and declared effective on June 24, 2024, which registered an indeterminate number of debt securities in an aggregate principal amount of up to US$3,000,000,000, and a registration fee of $442,800 was payable in connection therewith, of which the Registrants paid $219,650 and carried over $223,150 of unused registration fees from the registration statement on Form
F-10
and Form
F-3
(File Nos.
333-265525,
333-265541,
333-265541-01,
333-265541-02
and
333-265541-03)
(the “2022 Registration Statement”), which in turn had been carried over from the Registrants’ registration statement on Form
F-10
and Form
F-3
(File Nos.
333-239390,
333-239392,
333-239392-01,
333-239392-02
and
333-239392-03)
(the “2020 Registration Statement”). The Prior Registration Statement was not used, resulting in US$3,000,000,000 as the unsold aggregate offering amount. Accordingly, all of the filing fees from the Prior Registration Statement (including $219,650 of the registration fees that were paid on the Prior Registration Statement and the $223,150 of the unused registration fees carried over from the 2022 Registration Statement that had been carried over from the 2020 Registration Statement) are being carried over to this Registration Statement, and results in a fee offset of $442,800. The Registrants have terminated or completed any offerings that included the unsold securities under the Prior Registration Statement, the 2022 Registration Statement and the 2020 Registration Statement.

Termination / Withdrawal Statement	The Registrants have terminated or completed any offerings that included the unsold securities under the Prior Registration Statement, the 2022 Registration Statement and the 2020 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Thomson Reuters Corporation, TR Finance LLC
Form or Filing Type	F-10
File Number	333-279991
Filing Date	Jun. 06, 2024
Fee Paid with Fee Offset Source	$ 219,650
Offset Note
(1)
The Registrants previously filed a registration statement on Form
F-10
and
F-3
(File Nos.
333-279991,
333-280007,
3
33-
280007-01,
333-280007-02
and
333-280007-03)
(the “Prior Registration Statement”), initially filed on June 6, 2024, amended on June 18, 2024 and declared effective on June 24, 2024, which registered an indeterminate number of debt securities in an aggregate principal amount of up to US$3,000,000,000, and a registration fee of $442,800 was payable in connection therewith, of which the Registrants paid $219,650 and carried over $223,150 of unused registration fees from the registration statement on Form
F-10
and Form
F-3
(File Nos.
333-265525,
333-265541,
333-265541-01,
333-265541-02
and
333-265541-03)
(the “2022 Registration Statement”), which in turn had been carried over from the Registrants’ registration statement on Form
F-10
and Form
F-3
(File Nos.
333-239390,
333-239392,
333-239392-01,
333-239392-02
and
333-239392-03)
(the “2020 Registration Statement”). The Prior Registration Statement was not used, resulting in US$3,000,000,000 as the unsold aggregate offering amount. Accordingly, all of the filing fees from the Prior Registration Statement (including $219,650 of the registration fees that were paid on the Prior Registration Statement and the $223,150 of the unused registration fees carried over from the 2022 Registration Statement that had been carried over from the 2020 Registration Statement) are being carried over to this Registration Statement, and results in a fee offset of $442,800. The Registrants have terminated or completed any offerings that included the unsold securities under the Prior Registration Statement, the 2022 Registration Statement and the 2020 Registration Statement.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Thomson Reuters Corporation, TR Finance LLC
Form or Filing Type	F-10
File Number	333-265525
Filing Date	Jun. 10, 2022
Fee Paid with Fee Offset Source	$ 0
Offset Note
(1)
The Registrants previously filed a registration statement on Form
F-10
and
F-3
(File Nos.
333-279991,
333-280007,
3
33-
280007-01,
333-280007-02
and
333-280007-03)
(the “Prior Registration Statement”), initially filed on June 6, 2024, amended on June 18, 2024 and declared effective on June 24, 2024, which registered an indeterminate number of debt securities in an aggregate principal amount of up to US$3,000,000,000, and a registration fee of $442,800 was payable in connection therewith, of which the Registrants paid $219,650 and carried over $223,150 of unused registration fees from the registration statement on Form
F-10
and Form
F-3
(File Nos.
333-265525,
333-265541,
333-265541-01,
333-265541-02
and
333-265541-03)
(the “2022 Registration Statement”), which in turn had been carried over from the Registrants’ registration statement on Form
F-10
and Form
F-3
(File Nos.
333-239390,
333-239392,
333-239392-01,
333-239392-02
and
333-239392-03)
(the “2020 Registration Statement”). The Prior Registration Statement was not used, resulting in US$3,000,000,000 as the unsold aggregate offering amount. Accordingly, all of the filing fees from the Prior Registration Statement (including $219,650 of the registration fees that were paid on the Prior Registration Statement and the $223,150 of the unused registration fees carried over from the 2022 Registration Statement that had been carried over from the 2020 Registration Statement) are being carried over to this Registration Statement, and results in a fee offset of $442,800. The Registrants have terminated or completed any offerings that included the unsold securities under the Prior Registration Statement, the 2022 Registration Statement and the 2020 Registration Statement.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Thomson Reuters Corporation, TR Finance LLC
Form or Filing Type	F-10
File Number	333-239390
Filing Date	Jun. 23, 2020
Fee Paid with Fee Offset Source	$ 223,150
Offset Note
(1)
The Registrants previously filed a registration statement on Form
F-10
and
F-3
(File Nos.
333-279991,
333-280007,
3
33-
280007-01,
333-280007-02
and
333-280007-03)
(the “Prior Registration Statement”), initially filed on June 6, 2024, amended on June 18, 2024 and declared effective on June 24, 2024, which registered an indeterminate number of debt securities in an aggregate principal amount of up to US$3,000,000,000, and a registration fee of $442,800 was payable in connection therewith, of which the Registrants paid $219,650 and carried over $223,150 of unused registration fees from the registration statement on Form
F-10
and Form
F-3
(File Nos.
333-265525,
333-265541,
333-265541-01,
333-265541-02
and
333-265541-03)
(the “2022 Registration Statement”), which in turn had been carried over from the Registrants’ registration statement on Form
F-10
and Form
F-3
(File Nos.
333-239390,
333-239392,
333-239392-01,
333-239392-02
and
333-239392-03)
(the “2020 Registration Statement”). The Prior Registration Statement was not used, resulting in US$3,000,000,000 as the unsold aggregate offering amount. Accordingly, all of the filing fees from the Prior Registration Statement (including $219,650 of the registration fees that were paid on the Prior Registration Statement and the $223,150 of the unused registration fees carried over from the 2022 Registration Statement that had been carried over from the 2020 Registration Statement) are being carried over to this Registration Statement, and results in a fee offset of $442,800. The Registrants have terminated or completed any offerings that included the unsold securities under the Prior Registration Statement, the 2022 Registration Statement and the 2020 Registration Statement.